Fair Value Measurements - Fair Value Option on Consolidated VIEs (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2021
Other loans of consolidated VIEs
Fair Value Option, Quantitative Disclosures
Fair value	$ 171.6	$ 163.2
Aggregate contractual principal	179.4	167.1
Change in fair value pre-tax loss - instrument specific credit risk	(11.4)	(5.6)
Change in fair value pre-tax gain (loss)	(11.4)	(5.6)
Interest income	$ 18.4	$ 8.1
Real Estate Ventures
Fair Value Option, Quantitative Disclosures
Change in fair value pre-tax gain (loss)			$ 12.5